SHARE CAPITAL - Schedule of Options Outstanding (Details)	6 Months Ended
	Oct. 31, 2023 $ / shares	Oct. 31, 2023 Share	Oct. 31, 2023 shares	Oct. 31, 2023 $ / shares	Apr. 30, 2023 shares	Apr. 30, 2022 shares
Disclosure Of Classes Of Share Capital [Line Items]
Exercise price | $ / shares	$ 8.09
Remaining life (year)	2 years 9 months
Options outstanding		1,781,340	1,781,340		1,884,428	1,624,150
Unvested		395,566
Vested		1,385,774
Option Expiry Date November 7, 2023 [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	November 7, 2023
Exercise price | $ / shares	$ 4.1
Remaining life (year)	7 days
Options outstanding		20,000
Unvested		0
Vested		20,000
Option Expiry Date December 31, 2023 [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	December 31, 2023
Exercise price | $ / shares	$ 5
Remaining life (year)	2 months 1 day
Options outstanding		180,000
Unvested		0
Vested		180,000
Option Expiry Date January 11, 2024 [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	January 11, 2024
Exercise price | $ / shares	$ 5
Remaining life (year)	2 months 12 days
Options outstanding		60,000
Unvested		0
Vested		60,000
Option Expiry Date September 1, 2025 [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	September 1, 2025
Exercise price | $ / shares	$ 8.5
Remaining life (year)	1 year 10 months 2 days
Options outstanding		250,000
Unvested		0
Vested		250,000
Option Expiry Date January 6, 2026 [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	January 6, 2026
Exercise price | $ / shares	$ 20.3
Remaining life (year)	2 years 2 months 8 days
Options outstanding		199,000
Unvested		0
Vested		199,000
Option Expiry Date May 9, 2026 [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	May 9, 2026
Exercise price | (per share)	$ 10.59			$ 7.72
Remaining life (year)	2 years 6 months 7 days
Options outstanding		10,000
Unvested		3,333
Vested		6,667
Option Expiry Date January 2, 2026 [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	January 2, 2026
Exercise price | $ / shares	$ 6.89
Remaining life (year)	2 years 2 months 4 days
Options outstanding		28,250
Unvested		0
Vested		28,250
Option Expiry Date January 7, 2027 [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	January 7, 2027
Exercise price | $ / shares	$ 7.94
Remaining life (year)	3 years 2 months 8 days
Options outstanding		314,000
Unvested		0
Vested		314,000
Option Expiry Date January 13, 2027 [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	January 13, 2027
Exercise price | $ / shares	$ 8.3
Remaining life (year)	3 years 2 months 15 days
Options outstanding		31,000
Unvested		0
Vested		31,000
Option Expiry Date February 22, 2024 [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	February 22, 2024
Exercise price | $ / shares	$ 6.35
Remaining life (year)	3 months 21 days
Options outstanding		25,000
Unvested		0
Vested		25,000
Option Expiry Date May 15, 2027 [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	May 15, 2027
Exercise price | $ / shares	$ 5.79
Remaining life (year)	3 years 6 months 14 days
Options outstanding		80,000
Unvested		26,667
Vested		53,333
Option Expiry Date February 19, 2027 [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	February 19, 2027
Exercise price | $ / shares	$ 5.63
Remaining life (year)	3 years 3 months 21 days
Options outstanding		26,638
Unvested		7,265
Vested		19,373
Option Expiry Date February 19, 2028 [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	February 19, 2028
Exercise price | $ / shares	$ 5.63
Remaining life (year)	4 years 3 months 21 days
Options outstanding		557,452
Unvested		358,301
Vested		199,151